CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total	Share capital [1]	Shares held in trust	Other reserves [2]	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2019		$ 190,463	$ 186,476	$ 657	$ (1,063)	$ 14,451	$ 172,431	$ 3,987
Comprehensive income/(loss) for the period		(23,877)	(23,797)			(5,642)	(18,155)	(80)
Transfer from other comprehensive income		0	0			17	(17)
Dividends	[3]	(4,896)	(4,718)				(4,718)	(178)
Repurchases of shares		(1,214)	(1,214)	(6)		6	(1,214)
Share-based compensation		(16)	(16)		539	(324)	(231)
Other changes in non-controlling interest		(14)	426				426	(440)
Ending balance at Jun. 30, 2020		160,445	157,156	651	(524)	8,508	148,521	3,289
Beginning balance at Dec. 31, 2020		158,537	155,310	651	(709)	12,752	142,616	3,227
Comprehensive income/(loss) for the period		15,386	15,121			6,033	9,087	266
Transfer from other comprehensive income		0	0			(15)	15
Dividends	[3]	(2,886)	(2,620)				(2,620)	(265)
Share-based compensation		190	190		350	(219)	59
Other changes in non-controlling interest		15	(2)				(2)	16
Ending balance at Jun. 30, 2021		$ 171,243	$ 167,999	$ 651	$ (358)	$ 18,552	$ 149,155	$ 3,244

[1]	See Note 4 “Share capital”.
[2]	See Note 5 “Other reserves”.
[3]	The amount charged to retained earnings is based on prevailing exchange rates on payment date.